                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSRS

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01402

Name of Registrant: Continental Assurance Co Separate Account B

Address of Registrant:  CNA Plaza
                        Chicago, IL  60685

Name and address of agent for service:      Lynne Gugenheim
                                            CNA Plaza, 23S
                                            Chicago, IL 60685

Registrant's telephone number, including area code: (312) 822-2000

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2004 - June 30, 2004

Item 1: Reports to Shareholders

Dear Participant:
--------------------------------------------------------------------------------

     Your Separate Account (B) portfolio is structured for growth, with a core holding of high quality, large capitalization companies. As of June 30, 2004, the positions held by the portfolio had a median market capitalization of $43.3 billion. The Separate Account (B) portfolio increased by 1.74% during the first six months of 2004 and 1.07% for the second quarter. The S&P Index(R) closed at 1140.84 on June 30, 2004, up 3.44% for the year and 1.72% for the quarter. The S&P Barra Growth Index(R) was up 2.72% since year-end and 2.69% for the quarter. The sectors that performed well for the first half of 2004 were Energy and Industrials. Separate Account (B) was overweighted in Energy during this period; however the Fund was underweighted in Industrials. The portfolio lost performance by being overweighed in the Consumer Discretionary, Consumer Staples, Healthcare, and Financials sectors which underperformed during this time frame.

     The first six months of 2004 was a period of nominal growth for the stock markets with several economic and political factors contributing to the results. We have witnessed the transition of power in Iraq and the Federal Reserve's first increase in its target short-term interest rate in four years. The Federal Reserve raised short term interest rates to 1.25% from 1.00% on June 30, 2004 and stated that it will continue to raise rates, but will adjust monetary policy as necessary if inflation becomes a concern. Inflation as measured by the Consumer Price Index was 3.1% in June, up .06% from the previous month. This ..06% increase was the largest monthly jump since January 2001. Oil prices continue to be a significant concern with regard to inflationary pressure. In addition, June payroll reports indicated that there were 112,000 new jobs created in the month which, while positive news, fell well short of forecasts. Although this gain was below expectations, the June payroll increase marked the tenth consecutive month of job gains, and some experts believe the June shortfall was an aberration. The unemployment rate remained fixed at 5.6% at the end of June, unchanged from May or April. The lackluster stock market increases during this period reflected the market's concern over rising interest rates, the prospect of increasing inflation and slow growth in job creation.

     Based on leading economic indicators, we expect current economic growth to be self-sustaining for the balance of 2004 unless inflationary pressures increase. The expert consensus is that inflation is likely to remain at current levels or decline slightly for the remainder of 2004. With respect to interest rates, Fed futures prices imply an additional 1.25% in tightening moves by the Fed between June of 2004 and March of 2005. In the job market, the unemployment rate is expected to remain unchanged through year-end.

     With an expectation of higher interest rates and stable levels of inflation, many equity managers will hold stocks that are dividend paying, have shown growth in the dividend rate, and have gained market share. Your investment manager already has positions that meet these criteria, and will be considering additional positions as circumstances warrant. Based on current economic conditions, we also anticipate that large-capitalization companies as a whole will generate stable growth in earnings and dividends in the second half of 2004. We will continue to monitor market conditions closely and make portfolio adjustments that we believe will enhance relative returns within the growth stock universe.

     Thank you for your continued support and participation.

Cordially,

-s- Dennis R. Hemme
Dennis R. Hemme
Chairman of the Committee

The statements contained in this management letter, which are not historical facts, are forward-looking statements. When included in this management letter, the words "believe," "expects," "intends," "anticipates," "estimates," and analogous expressions are intended to identify forward-looking statements. Such statements inherently are subject to a variety of risks and uncertainties that could cause actual results to differ materially from those projected. These forward-looking statements speak only as of the date of this management letter.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       COMMITTEE FOR SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
                                    MEMBERS
--------------------------------------------------------------------------------

Dennis R. Hemme, Chairman      Richard T. Fox                     Peter J. Wrenn
Vice President and Treasurer   Financial Consultant               Chairman and Treasurer
Continental Assurance Company                                     Hudson Technology, Inc.

Marilou R. McGirr,             Petrine J. Nielsen
Portfolio Manager              Retired
Vice President and
Assistant Treasurer
Continental Assurance Company
----------------------------------------------------------------------------------------------
SECRETARY                      AUDITORS                           CUSTODIAN
Lynne Gugenheim                Deloitte & Touche LLP              JPMorgan Trust Company, N.A.
Senior Vice President and      Chicago, Illinois                  Chicago, Illinois
Deputy General Counsel
Continental Assurance Company

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     This report has been prepared for the information of participants in Continental Assurance Company Separate Account (B) and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding Separate Account (B)'s objectives, policies, management, records, sales commissions and other information.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   RECORD OF
                               ACCUMULATION UNIT
                                     VALUES
                    ---------------------------------------


      2004  June 30,       $19.89
      2003  December 31,    19.55
      2002  December 31,    16.00
      2001  December 31,    20.48
      2000  December 31,    26.37
      1999  December 31,    28.78
      1998  December 31,    21.55
      1997  December 31,    17.69
      1996  December 31,    14.14
      1995  December 31,    11.74
      1994  December 31,     8.85

--------------------------------------------------------------------------------
         ILLUSTRATION OF AN ASSUMED INVESTMENT IN ONE ACCUMULATION UNIT
--------------------------------------------------------------------------------
     Separate Account (B) does not make distributions of investment income and realized capital gains; therefore, the unit values include investment income and capital gains. This chart displays the unit value at December 31, for each of the past ten years, and at June 30, 2004. These values should not be considered representations of values which may be achieved in the future.


                                                              UNIT VALUE
                                                              ----------
1994........................................................    $ 8.85
1995........................................................     11.74
1996........................................................     14.14
1997........................................................     17.69
1998........................................................     21.55
1999........................................................     28.78
2000........................................................     26.37
2001........................................................     20.48
2002........................................................     16.00
2003........................................................     19.55
June 30, 2004...............................................     19.89

                                  (BAR GRAPH)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2004


                                                              NUMBER OF                       MARKET
(All investments are in securities of unaffiliated issuers)    SHARES        COST              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS:

   CONSUMER DISCRETIONARY-16.3%
      MEDIA-7.6%
      Viacom Inc.                                               50,000    $ 1,977,235       $ 1,786,000
      The E.W. Scripps Company(**)                              30,000      2,557,165         3,150,000
      Comcast Holdings Corporation(*)                           50,000      1,528,970         1,380,500
                                                                          -----------       -----------
                                                                            6,063,370         6,316,500
                                                                          -----------       -----------
      MULTILINE RETAIL-3.9%
      Target Corporation                                        40,000      1,791,056         1,698,800
      Wal-Mart Stores, Inc.                                     30,000      1,558,050         1,582,800
                                                                          -----------       -----------
                                                                            3,349,106         3,281,600
                                                                          -----------       -----------
      SPECIALTY RETAIL-4.8%
      Coach, Inc.(*)(**)                                        50,000      1,468,267         2,259,500
      Best Buy Co., Inc.                                        35,000      2,114,100         1,775,900
                                                                          -----------       -----------
                                                                            3,582,367         4,035,400
                                                                          -----------       -----------
   CONSUMER STAPLES-14.8%
      BEVERAGES-2.0%
      Pepsico, Inc.                                             32,000      1,161,951         1,724,160
                                                                          -----------       -----------
      FOOD & STAPLES RETAILING-6.4%
      Costco Wholesale Corporation                              60,000      2,090,863         2,464,200
      Walgreen Co.                                              80,000      2,342,528         2,896,800
                                                                          -----------       -----------
                                                                            4,433,391         5,361,000
                                                                          -----------       -----------
      HOUSEHOLD PRODUCTS-6.4%
      Colgate-Palmolive Company                                 23,000      1,320,087         1,344,350
      The Clorox Company                                        25,000      1,311,500         1,344,500
      Kimberly-Clark Corporation                                40,000      2,080,644         2,635,200
                                                                          -----------       -----------
                                                                            4,712,231         5,324,050
                                                                          -----------       -----------
   ENERGY-8.6%
      ENERGY EQUIPMENT & SERVICES-4.2%
      Schlumberger Limited(**)                                  54,600      2,199,496         3,467,646
                                                                          -----------       -----------
      OIL & GAS-4.4%
      Burlington Resources Inc                                  50,000      1,498,430         1,809,000
      ChevronTexaco Corp.                                       20,000      1,473,215         1,882,200
                                                                          -----------       -----------
                                                                            2,971,645         3,691,200
                                                                          -----------       -----------
   FINANCIALS-12.0%
      BANKS-2.1%
      Wells Fargo & Company                                     30,000        838,800         1,716,900
                                                                          -----------       -----------
      CAPITAL MARKETS-2.3%
      J.P. Morgan Chase & Co.                                   50,000      1,788,913         1,938,500
                                                                          -----------       -----------
      DIVERSIFIED FINANCIALS-2.8%
      American Express Company                                  45,000      1,876,731         2,312,100
                                                                          -----------       -----------

   The accompanying Notes are an integral part of these Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2004


                                                              NUMBER OF                       MARKET
(All investments are in securities of unaffiliated issuers)    SHARES        COST              VALUE
-------------------------------------------------------------------------------------------------------
      INSURANCE-4.8%
      The PMI Group, Inc.                                       40,000    $ 1,738,496       $ 1,740,800
      American International Group, Inc.(**)                    32,000      2,099,600         2,280,960
                                                                          -----------       -----------
                                                                            3,838,096         4,021,760
                                                                          -----------       -----------
   HEALTHCARE-20.2%
      BIOTECHNOLOGY-2.6%
      Amgen Inc.(*)                                             40,000      2,483,043         2,182,800
                                                                          -----------       -----------
      HEALTH CARE EQUIPMENT & SUPPLIES-3.5%
      Medtronic, Inc.                                           30,000        988,062         1,461,600
      Boston Scientific Corporation(*)(**)                      35,000      1,408,750         1,498,000
                                                                          -----------       -----------
                                                                            2,396,812         2,959,600
                                                                          -----------       -----------
      HEALTH CARE PROVIDERS-4.8%
      UnitedHealth Group Incorporated(**)                       25,000      1,495,175         1,556,250
      Anthem, Inc.(*)(**)                                       27,000      2,417,051         2,418,120
                                                                          -----------       -----------
                                                                            3,912,226         3,974,370
                                                                          -----------       -----------
      PHARMACEUTICALS-9.3%
      Johnson & Johnson                                         45,000      2,583,057         2,506,500
      Wyeth                                                     50,000      1,920,500         1,808,000
      Pfizer Inc.                                              100,000      1,179,629         3,428,000
                                                                          -----------       -----------
                                                                            5,683,186         7,742,500
                                                                          -----------       -----------
   INDUSTRIALS-9.2%
      AIR FREIGHT & LOGISTICS-3.2%
      United Parcel Service, Inc.                               35,000      2,195,050         2,630,950
                                                                          -----------       -----------
      INDUSTRIAL CONGLOMERATES-6.0%
      General Electric Company                                 100,000      1,677,937         3,240,000
      3M Company                                                20,000      1,518,200         1,800,200
                                                                          -----------       -----------
                                                                            3,196,137         5,040,200
                                                                          -----------       -----------
   INFORMATION TECHNOLOGY-14.4%
      COMMUNICATIONS EQUIPMENT-3.4%
      Cisco Systems, Inc.(*)                                   120,000      1,940,686         2,844,000
                                                                          -----------       -----------
      COMPUTER & PERIPHERALS-4.3%
      Dell Inc.(*)(**)                                         100,000      2,804,973         3,582,000
                                                                          -----------       -----------
      SEMICONDUCTOR EQUIPMENT-4.3%
      Applied Materials, Inc.(*)                                75,000      2,022,625         1,471,500
      Intel Corporation                                         79,200      2,237,038         2,185,920
                                                                          -----------       -----------
                                                                            4,259,663         3,657,420
                                                                          -----------       -----------
      SOFTWARE-2.4%
      Microsoft Corporation                                     70,000      2,350,571         1,999,200
                                                                          -----------       -----------

   The accompanying Notes are an integral part of these Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2004


                                                              NUMBER OF                       MARKET
(All investments are in securities of unaffiliated issuers)    SHARES        COST              VALUE
-------------------------------------------------------------------------------------------------------
   MATERIALS-4.1%
      METALS & MINING-1.5%
      Alcan Inc.(**)                                            30,000    $ 1,372,279       $ 1,242,000
                                                                          -----------       -----------
      PAPER & FOREST PRODUCTS-2.6%
      Weyerhaeuser Company                                      35,000      2,308,219         2,209,200
                                                                          -----------       -----------
         TOTAL COMMON STOCKS-99.6%                                        $71,718,942       $83,255,056
                                                                          -----------       -----------
SHORT-TERM BONDS
      FINANCIAL SERVICES -- BANK-0.4%
      Bank One NA Illinois 0.9500% Due 7/1/04                  305,000        305,000           305,000
                                                                          -----------       -----------
         TOTAL SHORT-TERM-0.4%                                            $   305,000       $   305,000
                                                                          -----------       -----------
         TOTAL INVESTMENTS                                                $72,023,942       $83,560,056
                                                                          ===========       ===========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 (*) Denotes non-income producing holdings.

(**) All of the security is pledged as collateral for open options contracts
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                        SCHEDULE OF CALL OPTIONS WRITTEN
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2004


(All investments are in securities of unaffiliated                                            NUMBER OF     MARKET
issuers)                                                 EXPIRATION DATE    EXERCISE PRICE    CONTRACTS      VALUE
--------------------------------------------------------------------------------------------------------------------
OPTIONS
   Alcan Inc.                                               08-21-04            $45.00            300      $ (15,000)
   American International Group, Inc.                       08-21-04             75.00            320        (24,000)
   Anthem, Inc.                                             08-21-04             95.00            270        (24,300)
   Boston Scientific Corporation                            08-21-04             45.00            350        (38,500)
   Coach, Inc.                                              07-17-04             45.00            500        (47,500)
   Dell Inc.                                                07-17-04             37.50           1000        (10,000)
   Schlumberger Limited                                     07-17-04             60.00            546       (202,020)
   The E.W. Scripps Company                                 09-18-04            110.00            300        (55,500)
   UnitedHealth Group Incorporated                          08-21-04             65.00            250        (26,250)
                                                                                                -----      ---------
         TOTAL OPTIONS                                                                          3,836      $(443,070)
                                                                                                =====      =========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The accompanying Notes are an integral part of these Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                       TEN LARGEST COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                    % OF
                                                                  MARKET            NET
JUNE 30, 2004                                                      VALUE           ASSETS
------------------------------------------------------------------------------------------
Dell Inc.                                                       $ 3,582,000         4.32%
Schlumberger Limited                                              3,467,646         4.18%
Pfizer Inc.                                                       3,428,000         4.14%
General Electric Company                                          3,240,000         3.91%
The E.W. Scripps Company                                          3,150,000         3.80%
Walgreen Co.                                                      2,896,800         3.49%
Cisco Systems, Inc.                                               2,844,000         3.43%
Kimberly-Clark Corporation                                        2,635,200         3.18%
United Parcel Service, Inc.                                       2,630,950         3.17%
Johnson & Johnson                                                 2,506,500         3.02%
------------------------------------------------------------------------------------------
    TEN LARGEST COMMON STOCK HOLDINGS                           $30,381,096        36.64%
==========================================================================================

--------------------------------------------------------------------------------
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                        ALLOCATION OF EQUITY INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

JUNE 30, 2004
---------------------------------------------------------------------------
Healthcare                                                           20.3%
Consumer Discretionary                                               16.4%
Consumer Staples                                                     14.9%
Information Technology                                               14.5%
Financials                                                           12.0%
Industrials                                                           9.2%
Energy                                                                8.6%
Materials                                                             4.1%
---------------------------------------------------------------------------
    ALLOCATION OF EQUITY INVESTMENTS                                100.0%
===========================================================================

   The accompanying Notes are an integral part of these Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

JUNE 30,                                                           2004
---------------------------------------------------------------------------
ASSETS:
   Investments in securities of unaffiliated issuers:
   Common stocks, at market (cost: $71,718,942)                 $83,255,056
   Short-term notes, at amortized cost                              305,000
                                                                -----------
          TOTAL INVESTMENTS                                      83,560,056
   Cash                                                                 898
   Dividends receivable                                              66,914
   Receivable for securities sold                                 1,125,527
   Receivable from Continental Assurance Company for fund
     deposits                                                         1,965
                                                                -----------
          TOTAL ASSETS                                           84,755,360
                                                                -----------
LIABILITIES:
   Fees payable to Continental Assurance Company                      3,779
   Call options written, at fair value (premium received
     $324,984)                                                      443,070
   Payable to Continental Assurance Company for fund
     withdrawals                                                  1,397,570
                                                                -----------
          TOTAL LIABILITIES                                       1,844,419
---------------------------------------------------------------------------
PARTICIPANTS' EQUITY -- NET ASSETS
   (4,167,996 units issued and outstanding at $19.89 per
     unit) (see note 2)                                         $82,910,941
===========================================================================

--------------------------------------------------------------------------------

               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30,                                          2004
---------------------------------------------------------------------------
Investment Income:
   Dividends                                                    $   665,822
   Interest and other                                                 5,192
                                                                -----------
         TOTAL INVESTMENT INCOME                                    671,014
                                                                -----------
Fees to Continental Assurance Company:
   Investment advisory fees                                         258,264
   Service fees                                                     170,454
                                                                -----------
         Total fees                                                 428,718
                                                                -----------
         NET INVESTMENT INCOME                                      242,296
                                                                -----------
Investments:
   Net realized gains
         Stocks and bonds                                        10,452,184
         Call options written                                       212,698
   Net unrealized gains (losses)
         Stocks and bonds                                        (9,324,353)
         Call options written                                        21,790
                                                                -----------
         NET GAIN ON INVESTMENTS                                  1,362,319
---------------------------------------------------------------------------
NET INCREASE IN PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                                                    $ 1,604,615
===========================================================================

   The accompanying Notes are an integral part of these Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                 STATEMENTS OF CHANGES IN PARTICIPANTS' EQUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PERIODS ENDED                                                 JUNE 30, 2004   DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------
From operations:
  Net investment income                                       $    242,296      $    632,842
  Net realized gain on investments                              10,664,882        10,550,843
  Change in net unrealized (loss) gain on investments           (9,302,563)        9,981,443
                                                              ------------      ------------
      Net increase in participants' equity resulting from
       operations                                                1,604,615        21,165,128
From unit transactions:
  Sales (39,419 units in 2004, and 78,574 units in 2003)           778,536         1,366,752
  Withdrawals (1,537,985 units in 2004, and 738,449 units in
    2003)                                                      (30,253,924)      (12,984,982)
                                                              ------------      ------------
      Net decrease in participants' equity resulting from
       unit transactions                                       (29,475,388)      (11,618,230)
                                                              ------------      ------------
      TOTAL (DECREASE) INCREASE IN PARTICIPANTS' EQUITY        (27,870,773)        9,546,898
Participants' equity, beginning of the year                    110,781,714       101,234,816
-----------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY                                          $ 82,910,941      $110,781,714
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                             ENDED                      YEARS ENDED DECEMBER 31,
(PER ACCUMULATION UNIT OUTSTANDING          JUNE 30,    ---------------------------------------------------------
DURING THE PERIOD)                            2004        2003        2002        2001        2000        1999
-----------------------------------------------------------------------------------------------------------------
Value at the beginning of the period       $   19.55    $   16.00   $   20.48   $   26.37   $   28.78   $   21.55
                                           ---------    ---------   ---------   ---------   ---------   ---------
Investment income (1)                           0.13         0.25        0.16        0.18        0.20        0.17
Fees                                            0.08         0.14        0.15        0.19        0.24        0.20
                                           ---------    ---------   ---------   ---------   ---------   ---------
   NET INVESTMENT INCOME (LOSS)                 0.05         0.11        0.01       (0.01)      (0.04)      (0.03)
                                           ---------    ---------   ---------   ---------   ---------   ---------
Net gain (loss) on investments                  0.29         3.44       (4.49)      (5.88)      (2.37)       7.26
                                           ---------    ---------   ---------   ---------   ---------   ---------
   NET INCREASE (DECREASE) IN
      PARTICIPANTS' EQUITY RESULTING FROM
      OPERATIONS                                0.34         3.55       (4.48)      (5.89)      (2.41)       7.23
                                           ---------    ---------   ---------   ---------   ---------   ---------
VALUE AT END OF PERIOD                     $   19.89    $   19.55   $   16.00   $   20.48   $   26.37   $   28.78
                                           =========    =========   =========   =========   =========   =========
Net assets ($000's)                        $  82,911    $ 110,782   $ 101,235   $ 142,051   $ 197,223   $ 227,654
Total return                                     1.7%        22.2%      (21.9)%     (22.3)%      (8.4)%      33.5%
Ratio of net investment income (loss) to
   average participants' equity (2)             0.48%        0.61%       0.06%      (0.01)%     (0.14)%     (0.13)%
Ratio of fees to average participants'
   equity (2)                                   0.83%        0.83%       0.83%       0.83%       0.83%       0.83%
Portfolio turnover rate                           23%          57%         64%         41%         19%         34%
Number of accumulation units outstanding
   at end of period                        4,167,996    5,666,562   6,326,437   6,937,365   7,479,166   7,908,845

--------------------------------------------------------------------------------
(1) Investment income per share is based on average units outstanding.

(2) Annualized.

   The accompanying Notes are an integral part of these Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                    NOTE 1. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ORGANIZATION

     Continental Assurance Company Separate Account (B) is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Separate Account (B) is a separate account of Continental Assurance Company (CAC), an Illinois life insurance company which is a wholly-owned subsidiary of Continental Casualty Company (Casualty). Casualty is wholly-owned by CNA Financial Corporation (CNA). Loews Corporation owns approximately 91% of the outstanding common stock of CNA.

     The operations of CAC include the sale of certain variable annuity contracts, the proceeds of which are invested in Separate Account (B). CAC also provides investment advisory and administrative services to Separate Account (B) for a fee.

     The assets and liabilities of Separate Account (B) are segregated from those of CAC.

INVESTMENTS

     Investments in securities traded on national securities exchanges are valued at the last reported sales price. Securities not traded on a national exchange are valued at the bid price of over-the-counter market quotations. Short-term notes are valued at cost plus accrued discount or interest (amortized cost) which approximates market.

     Net realized gains and losses on sales of securities are determined as the difference between proceeds and cost, using the specific identification method. There are no differences in cost for financial statement and Federal income tax purposes.

     Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES

     Separate Account (B)'s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its unit holders. Therefore, no federal income tax provision is required.

OPTIONS WRITING

     When Separate Account (B) writes an option, an amount equal to the premium received by Separate Account (B) is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by Separate Account (B) on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether Separate Account (B) has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by Separate Account (B). Separate Account (B) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

OTHER

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   NOTE 2. PARTICIPANTS' EQUITY -- NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

JUNE 30,                                                          2004            2003
-------------------------------------------------------------------------------------------
From operations:
    Accumulated net investment income                         $  52,848,734   $  52,299,186
    Accumulated net realized gain on investment transactions    159,054,299     140,886,108
    Accumulated net unrealized gain                              11,418,028      16,738,876
                                                              -------------   -------------
      Accumulated income                                      $ 223,321,061   $ 209,924,170
From unit transactions:
    Accumulated proceeds from sale of units, net of
     withdrawals                                               (140,410,120)   (103,587,032)
-------------------------------------------------------------------------------------------
TOTAL PARTICIPANTS' EQUITY-NET ASSETS (*)                     $  82,910,941   $ 106,337,138
===========================================================================================

(*) Active participant's equity, $82,737,934 and $106,176,995 respectively and inactive participant's equity with contracts in payout (annuitization) period, $173,007 for 2004 and $160,143 for 2003.

--------------------------------------------------------------------------------

                              NOTE 3. INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NET REALIZED GAIN ON INVESTMENTS
SIX MONTHS ENDED JUNE 30,                                         2004
--------------------------------------------------------------------------
Aggregate proceeds (Common stock $52,000,615, Short-term
  notes $38,247,015)                                           $90,264,015
Aggregate cost (Common stock $41,545,464, Short-term notes
  $38,053,669)                                                  79,599,133
    Net realized gain                                          $10,664,882
==========================================================================
DECREASE IN NET UNREALIZED GAIN ON INVESTMENTS
SIX MONTHS ENDED JUNE 30,                                         2004
--------------------------------------------------------------------------
Unrealized gain on investments
    Balance, June 30, 2004                                     $11,418,027
    Less balance, January 1, 2004                               20,720,590
--------------------------------------------------------------------------
    Change in net unrealized gains                             $(9,302,563)
==========================================================================
AGGREGATE COST OF SECURITIES PURCHASED
SIX MONTHS ENDED JUNE 30,                                         2004
--------------------------------------------------------------------------
Common stocks                                                  $23,636,926
Short-term notes                                                36,931,959
--------------------------------------------------------------------------
    Total purchases                                            $60,568,885
==========================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            NOTE 4. MANAGEMENT FEES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account (B) pays fees to CAC for investment advisory and management services, under an advisory agreement, "The Investment Advisory Agreement". The fees are set by contract at one-half of one percent per annum of the average daily net assets of Separate Account (B).

     The Investment Advisory Agreement additionally provides for the reimbursement to CAC for certain legal, accounting and other expenses. Such reimbursement of service fees is computed at the rate of 0.33 of one percent per annum of the average daily net assets of Separate Account (B).
     Participants pay fees directly to CAC for sales and administrative services, which are deducted from participants' accounts on an annual basis (included in unit transaction withdrawals in the Statement of Changes in Participants' Equity). Sales fees represent costs paid by participants upon purchase of additional accumulation units; administrative fees are deducted annually from applicable participants' accounts.

-----------------------------------------------------------------------
FEES AND EXPENSES PAID TO CAC
SIX MONTHS ENDED JUNE 30,                                        2004
-----------------------------------------------------------------------
Investment advisory fees                                       $258,264
Service fees                                                    170,454
                                                               --------
    Total fees charged to participants' equity                  428,718
Sales and administrative fees paid by participants                  278
-----------------------------------------------------------------------
    Total                                                      $428,996
=======================================================================

--------------------------------------------------------------------------------
                    NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account (B) enters into certain derivative financial instruments, namely call options.

     Derivatives are carried at fair value, which generally reflects the estimated amounts that Separate Account (B) would receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for all of Separate Account (B)'s derivatives.

     The fair values associated with these instruments are generally affected by changes in the underlying stock price. The credit risk associated with these instruments is minimal as all transactions are cleared through security exchanges.

     A summary of the aggregated notional amounts of call options at June 30, 2004 is presented below.

                                  CALL OPTIONS
--------------------------------------------------------------------------------
     Transactions in options written during the six months ended June 30, 2004 were as follows:

-------------------------------------------------------------------------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-------------------------------------------------------------------------------------
Options outstanding at December 31, 2003                        2,245     $   346,424
Options written                                                15,806       2,113,310
Options repurchased                                            (4,660)     (1,123,170)
Options expired                                                (8,133)       (779,623)
Options exercised                                              (1,422)       (231,957)
                                                               ------     -----------
Options outstanding at June 30, 2004                            3,836     $   324,984

--------------------------------------------------------------------------------

     These options were collateralized by stock with a market value of $21,454,476 at June 30, 2004.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            NOTE 6. SUBSEQUENT EVENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     As described in the prospectus for Separate Account (B), during the second quarter of 2004 the Joint Retirement Board for Conservative Judaism, Amutah
(JRB) was notified that additional deposits into Separate Account (B) by the JRB participants would no longer be accepted as of December 31, 2004. After that notification was sent, JRB participants withdrew approximately $28 million from Separate Account (B). In August 2004,
Separate Account (B) was notified that the JRB was terminating its contract and that the balance in the JRB participants' accounts (approximately $27 million) would be withdrawn on September 1, 2004.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       COMMITTEE FOR SEPARATE ACCOUNT (B)

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN        OTHER
                                                 TERM OF OFFICE                                  FUND COMPLEX     DIRECTORSHIPS
     NAME, ADDRESS,          POSITION(S) HELD     AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY        HELD BY
         AND AGE                WITH FUND          TIME SERVED       DURING THE LAST 5 YEARS       DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED COMMITTEE MEMBERS
-------------------------------------------------------------------------------------------------------------------------------
Richard T. Fox               Committee Member    One Year           Financial Consultant              One             None
CNA Center
Chicago, Illinois 60685                          Seventeen Years
Age -- 66
-------------------------------------------------------------------------------------------------------------------------------
Petrine J. Nielsen           Committee Member    One Year           Retired since June 2003;          One             None
CNA Center                                                          Senior Vice President of
Chicago, Illinois 60685                          One Month          Computershare, Inc. from
Age -- 64                                                           April 2000 until June
                                                                    2003; prior thereto
                                                                    Senior Vice President of
                                                                    Harris Trust and Savings
                                                                    Bank.
-------------------------------------------------------------------------------------------------------------------------------
Peter J. Wrenn               Committee Member    One Year           Chairman and Treasurer of         One             None
CNA Center                                                          Hudson Technology, Inc.
Chicago, Illinois 60685                          Sixteen Years      since January 2004.;
Age -- 68                                                           prior thereto President
                                                                    of Hudson Technology,
                                                                    Inc.
-------------------------------------------------------------------------------------------------------------------------------
                                    INTERESTED COMMITTEE MEMBERS AND EXECUTIVE OFFICERS (*)
-------------------------------------------------------------------------------------------------------------------------------
Dennis R. Hemme              Committee Member    One Year           Vice President and                One             None
CNA Center                   and Chairman                           Treasurer of CAC and
Chicago, Illinois 60685                          One Year           Casualty since September
Age -- 50                                                           2003; prior thereto Vice
                                                                    President of CAC and
                                                                    Casualty.
-------------------------------------------------------------------------------------------------------------------------------
Marilou R. McGirr            Committee Member    One Year           Vice President and                One             None
CNA Center                   Portfolio                              Assistant Treasurer of
Chicago, Illinois 60685      Manager             Six Years          CAC and Casualty since
Age -- 51                                                           September 2003; Portfolio
                                                                    Manager of Separate
                                                                    Account (B) since
                                                                    September 2002; prior
                                                                    thereto Vice President of
                                                                    CAC and Casualty.
-------------------------------------------------------------------------------------------------------------------------------
Lynne Gugenheim              Secretary           One Year           Senior Vice President and         One             None
CNA Center                                                          Deputy General Counsel of
Chicago, Illinois 60685                          Eight Years        CAC and Casualty since
Age -- 44                                                           March 2000; prior thereto
                                                                    Vice President and
                                                                    Associate General Counsel
                                                                    of CAC and Casualty.

--------------------------------------------------------------------------------

(*) An interested person within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended by virtue of his/her employment with CAC.

Participants' Inquiries To:
Continental Assurance Company
Separate Account (B)
Attn: Individual Pension Accounts-41st Floor
P.O. Box 803572
Chicago, Illinois 60680-3572
800-351-3001

[CNA LOGO]
For All the Commitments You Make(R)

[UNION BUG]

L 554-921 (06/04)                  (08/04)

        CONTINENTAL ASSURANCE COMPANY
        SEPARATE ACCOUNT (B)
        REPORT TO PARTICIPANTS
        JUNE 30, 2004
      Web Site: www.cna.com/sab/
      Internet e-mail:sab@cna.com

[COVER ARTWORK]

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Not Applicable.

Item 6: Reserved.

Item 7: Not applicable.

Item 8: Reserved.

Item 9: Controls and Procedures.

         (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

         (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits attached hereto.  (Attach certifications as exhibits)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Continental Assurance Company Separate Account (B)

BY: /s/ LYNNE GUGENHEIM
   ----------------------------------------
    Lynne Gugenheim
    Secretary (Principal Executive Officer)

Date:  August 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Continental Assurance Company Separate Account (B)

BY: /s/ ROBERT V. DEUTSCH
   ----------------------------------------
    Robert V. Deutsch
    Executive Vice President and Chief Financial Officer
    (Principal Financial and Accounting Officer)

Date:   August 27, 2004